GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - Technology-Based Intangible Assets [Member] - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Patent amortization costs	$ 12,727	$ 14,212
Patents costs useful life	7 to 16 years